Investments - Summary of Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 167.3	$ 209.1	$ 207.1
Investment expenses	(12.7)	(11.8)	(8.9)
Net investment income	154.6	197.3	198.2
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	106.5	128.2	134.1
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.8	2.3	1.4
Short-term investment, Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.5	2.5	0.4
Fixed term deposits (included in cash and cash equivalents)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	6.4	19.5	14.2
Equity securities — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.0	0.0	2.1
Catastrophe bonds — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	1.4	2.3	2.8
Privately-held investments — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	20.9	3.4	0.0
Other investments, at fair value
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(2.0)	8.9	2.5
Fixed Income Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 32.8	$ 42.0	$ 49.6